Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 153,299,000	$ 210,643,000
Restricted cash	786,000	787,000
Prepaid expenses and other current assets	42,899,000	37,826,000
Total current assets	196,984,000	249,256,000
Non-current assets:
Property and equipment, net	38,046,000	28,164,000
Prepaid expenses and other non-current assets	3,033,000	0
Right of use asset, net	51,637,000	23,409,000
Long-term deposits	2,625,000	2,040,000
Deferred tax asset	1,754,000	410,000
Intangible assets, net	158,000	254,000
Total assets	294,237,000	303,533,000
Current liabilities:
Accounts payable	2,263,000	1,075,000
Accrued expenses and other liabilities	27,781,000	21,398,000
Lease liability	3,590,000	2,511,000
Total current liabilities	33,634,000	24,984,000
Non-current liabilities:
Lease liability	50,571,000	23,710,000
Total liabilities	84,205,000	48,694,000
Shareholders' equity:
Additional paid-in capital	595,016,000	500,560,000
Accumulated other comprehensive loss	(5,861,000)	(8,691,000)
Accumulated deficit	(379,244,000)	(237,150,000)
Total shareholders' equity	210,032,000	254,839,000
Total liabilities and shareholders' equity	294,237,000	303,533,000
Ordinary shares
Shareholders' equity:
Shares value	3,000	2,000
Deferred Shares
Shareholders' equity:
Shares value	0	0
Deferred B shares
Shareholders' equity:
Shares value	118,000	118,000
Deferred C shares
Shareholders' equity:
Shares value	$ 0	$ 0